Document and Entity Information	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2022
Entity Registrant Name	two
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40292
Entity Tax Identification Number	98-1577238
Entity Address, Address Line One	16 Funston Avenue, Suite A
Entity Address, Address Line Two	The Presidio of San Francisco
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	415
Local Phone Number	480-1752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TWOA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843988